Share capital (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Share capital
Par value		$ 0	$ 0	$ 0
Issued share capital		219,049,877	218,649,877	218,649,877
Shares issued	400,000
Share price	$ 474
Shares distributed by Employee Benefit Trust		384,129
Contingent consideration payable, target income of 100 million					$ 0